Financial instruments and financial risk management - Fair value of financial instruments (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value of financial instruments
Financial Liabilities	€ 16,341	€ 15,587	€ 26,351
Market credit risk
Discount rate	2.70%	3.03%	4.97%
Loans, receivables and cash and cash equivalents
Fair value of financial instruments
Financial assets	€ 36,415	€ 85,134	€ 26,837
Loans, receivables and cash and cash equivalents | At fair value
Fair value of financial instruments
Financial assets at fair value	1,802	3,855	4,764
Loans, receivables and cash and cash equivalents | Not at fair value
Fair value of financial instruments
Financial assets	1,801	3,855	4,764
Other non current assets | Loans, receivables and cash and cash equivalents
Fair value of financial instruments
Financial assets	1,801	3,855	4,764
Other non current assets | Loans, receivables and cash and cash equivalents | Not at fair value
Fair value of financial instruments
Financial assets	1,801	3,855	4,764
Other non current assets | Loans, receivables and cash and cash equivalents | Level 2 | At fair value
Fair value of financial instruments
Financial assets at fair value	1,802	3,855	4,764
Amortized cost
Fair value of financial instruments
Financial Liabilities	27,049	34,982	32,421
Amortized cost | At fair value
Fair value of financial instruments
Financial Liabilities at fair value	27,805	40,898	44,005
Amortized cost | Not at fair value
Fair value of financial instruments
Financial Liabilities	24,951	31,816	30,617
Amortized cost | Financial loans
Fair value of financial instruments
Financial Liabilities	7,171	10,268	11,777
Amortized cost | Financial loans | Not at fair value
Fair value of financial instruments
Financial Liabilities	7,171	10,268	11,777
Amortized cost | Financial loans | Level 2 | At fair value
Fair value of financial instruments
Financial Liabilities at fair value	9,885	13,436	16,180
Amortized cost | Convertible notes (ordinary note)
Fair value of financial instruments
Financial Liabilities	17,780	21,548	18,840
Amortized cost | Convertible notes (ordinary note) | Not at fair value
Fair value of financial instruments
Financial Liabilities	17,780	21,548	18,840
Amortized cost | Convertible notes (ordinary note) | Level 2 | At fair value
Fair value of financial instruments
Financial Liabilities at fair value	17,920	27,462	27,825
Fair value through profit or loss | At fair value
Fair value of financial instruments
Financial Liabilities at fair value	16,341	15,587	26,351
Fair value through profit or loss | Not at fair value
Fair value of financial instruments
Financial Liabilities	16,341	15,587	26,351
Fair value through profit or loss | Convertible notes (warrant)
Fair value of financial instruments
Financial Liabilities	16,341	2,379	13,337
Fair value through profit or loss | Convertible notes (warrant) | Not at fair value
Fair value of financial instruments
Financial Liabilities	16,341	2,379	13,337
Fair value through profit or loss | Convertible notes (warrant) | Level 3 | At fair value
Fair value of financial instruments
Financial Liabilities at fair value	€ 16,341	2,379	13,337
Fair value through profit or loss | Other financial liabilities
Fair value of financial instruments
Financial Liabilities		350	985
Fair value through profit or loss | Other financial liabilities | Not at fair value
Fair value of financial instruments
Financial Liabilities		350	985
Fair value through profit or loss | Other financial liabilities | Level 2 | At fair value
Fair value of financial instruments
Financial Liabilities at fair value		350	985
Fair value through profit or loss | Other liabilities contingent consideration
Fair value of financial instruments
Financial Liabilities		12,858	12,029
Fair value through profit or loss | Other liabilities contingent consideration | Not at fair value
Fair value of financial instruments
Financial Liabilities		12,858	12,029
Fair value through profit or loss | Other liabilities contingent consideration | Level 3 | At fair value
Fair value of financial instruments
Financial Liabilities at fair value		€ 12,858	€ 12,029